Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-2

3.35% Exchange Note

Class A-1 0.40000% Asset Backed Notes

Class A-2A 1.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.68% Asset Backed Notes

Class A-4 1.85% Asset Backed Notes

Class B 2.42% Asset Backed Notes

Class C 2.99% Asset Backed Notes

Class D 3.34% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/17
End of Period:	11/30/17
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	12/18/17
Distribution Date:	12/20/17
Transaction Month:	30

2015-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	42,838	05/02/2015	06/17/2015	$1,084,265,874

Total	42,838			$1,084,265,874

RECONCILIATION OF 2015-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$457,815,432

{2} Reduction in Agg. Securitization Value due to payments				{2}	6,715,535
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	574,775
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	30,475,443
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	37,765,753

{7} End of period Aggregate Securitization Value					{7}	$420,049,679

{8} Pool Factor					{8}	38.740468%

RECONCILIATION OF 2015-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,072,000,000

{10} Beginning of period Exchange Note Balance					{10}	$445,549,558

{11} Exchange Note Principal Payment Amount					{11}	37,765,753

{12} End of period Exchange Note Balance					{12}	$407,783,805

{13} Note Pool Factor					{13}	38.039534%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$131,016,851	$100,180,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	37,765,753	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$93,251,098	$100,180,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	29.050186%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,240,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$341,256,851

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		37,765,753
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$303,491,098

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		30.341828%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$457,815,432

{31} Ending Designated Pool Balance	{31}	420,049,679
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	420,049,679

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$37,765,753

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$445,549,558	$0	3.35%	30	30/360	$1,243,826

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$7,276,623
{37} Net Liquidation Proceeds collected during period	{37}	37,545,183
{38} Investment Earnings	{38}	34,170
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(34,170)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	44,821,806

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	381,513
{43} To the 2015-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,243,826
{44} To the 2015-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	37,765,753
{45} To the 2015-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	5,430,714

{47} Total Distributions:	{47}	$44,821,806

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$457,815,432
{49} Ending Agg. Securitization Value	{49}	420,049,679
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	37,765,753

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	37,765,753

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$37,765,753

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.40000%	30	Actual/360	$0
{56}	Class A-2A	$0	0	1.18%	30	30/360	0
{57}	Class A-2B	$0	0	1.70267%	30	Actual/360	0
{58}	Class A-3	$131,016,851	0	1.68%	30	30/360	183,424
{59}	Class A-4	$100,180,000	0	1.85%	30	30/360	154,445
{60}	Class B	$41,750,000	0	2.42%	30	30/360	84,196
{61}	Class C	$38,490,000	0	2.99%	30	30/360	95,905
{62}	Class D	$29,820,000	0	3.34%	30	30/360	82,999

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-2 Exchange Note Collections	{63}	$39,009,579
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	34,170
{66} Investment Earnings - and amounts released from Reserve Account	{66}	4,273
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	39,048,022

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	183,424
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	154,445
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	84,196
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	95,905
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	82,999
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	37,765,753
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	680,675
{93} Total Distributions:	{93}	$39,048,022

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{94}	Class A	$231,196,851	$420,049,679	$0	$38,709,528		$0
{95}	Class B	272,946,851	420,049,679	0	38,625,332		0
{96}	Class C	311,436,851	420,049,679	0	38,529,427		0
{97}	Class D	341,256,851	420,049,679	0	38,446,428		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{98} Excess Total Available Funds						{98}	$680,675

	{99} Beginning Note Balance				{99}	341,256,851
	{100} Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	37,765,753
	{101} Pro-Forma Note Balance					{101}	303,491,098

	{102} Ending Aggregate Securitization Value				{102}	420,049,679
	{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,558,581)				{103}	116,558,581
	{104} Required Pro Forma Note Balance {102} - {103}					{104}	303,491,098

	{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	0

	{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{107} Ending Aggregate Securitization Value						{107}	$420,049,679
	{108} End of Period Note Balance						{108}	407,783,805
	{109} Overcollateralization						{109}	12,265,874
	{110} Overcollateralization %							{110}	2.92%

	Asset Backed Notes:
	{111} Ending Aggregate Securitization Value						{111}	420,049,679
	{112} End of Period Note Balance						{112}	303,491,098
	{113} Overcollateralization						{113}	116,558,581
	{114} Overcollateralization %							{114}	27.75%

	RECONCILIATION OF 2015-2 CASH RESERVE ACCOUNT
	{115} Specified Reserve Balance							{115}	$5,421,329

	{116} Beginning of Period Reserve Account balance							{116}	$5,421,329
	{117} Investment Earnings						{117}	4,273
	{118} From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
	{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
	{120} Total Reserve balance available:							{120}	5,425,602

	{121} Specified Reserve Balance							{121}	5,421,329

	{122} Release Excess Cash to Indenture Collection Available Funds							{122}	4,273

	{123} End of period Reserve Account balance							{123}	$5,421,329

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{124}	Yes
	{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	December 15, 2017

GM Financial

GMALT 2015-2

Supplemental Monthly Data

November 30, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$457,815,432	$419,264,503
Change	(37,765,753)	(29,898,749)

End of Period	$420,049,679	$389,365,754
Residual Value as % of Agg. Securitization Value		92.70%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	22,198	411,413,744	97.94%
31 - 60 days	351	6,319,934	1.50%
61 - 90 days	110	1,996,154	0.48%
91 - 120 days	18	319,847	0.08%

Total	22,677	420,049,679	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	299	7,214,736	4,831	125,350,162
Standard terminations	94	2,012,179	748	14,479,494

Total retained by lessee	393	9,226,915	5,579	139,829,656
Returned Vehicles
Early terminations	1,028	16,592,485	8,782	141,852,401
Standard terminations	307	4,656,043	4,109	68,735,732

Total returned to dealer	1,335	21,248,528	12,891	210,588,133
Charged off leases / Repossessed vehicles	35	574,775	1,677	33,531,988
Repurchases	0	0	14	465,462
Other	0	0	0	0

Total terminations	1,763	31,050,218	20,161	384,415,239

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	574,775	33,531,988
less: Sales proceeds	669,524	28,378,852
less: Excess wear and excess mileage received	0	0
less: Other amounts received	58,887	2,343,947

Net Credit (Gain) Loss	(153,636)	2,809,189

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	20,871,314	207,796,962
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	24,085,425	223,985,496
less: Excess wear and excess mileage received	23,728	367,940
less: Other recovery amounts	323,306	2,382,153

Residual (Gain) Loss	(3,561,145)	(18,938,627)

	Current Period	Prev. Month
Prepay Speed	1.5888%	1.6677%

Return Rate based on Scheduled to Terminate(2)	148.1687%	184.5649%

Return Rate based on Terminated Leases(3)	75.7232%	69.1692%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.